Expense Example {- FundsManager 50% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-12 - FundsManager 50% Portfolio - VIP FundsManager 50% Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 70
3 years	230
5 years	405
10 years	$ 912